EQUITY	12 Months Ended
Dec. 31, 2025
Equity [abstract]
EQUITY	EQUITY
Ordinary share capital
Authorised ordinary share capital consists of 71,276,895 (2024: 69,759,702) authorised Class A Shares with a par value of CHF 0.10, of which 70,108,614 are outstanding as at 31 December 2025 (2024: 68,858,888), and 25,805,386 (2024: 25,977,316) authorised Class B Shares with a par value of CHF 0.01.

Treasury shares
After the spin-off, Sunrise acquired 1,000,000 Class A common shares for CHF 100,000 from LGl Ltd., with 99,186 of these shares being used to fulfil share-based compensation obligations.

In July 2025, Sunrise Communications AG issued 1,500,000 Class A Shares at a nominal value of CHF 0.10 from conditional capital to Sunrise GmbH and they were repurchased by Sunrise Communications AG at nominal value, resulting in no change to total equity other than a reclassification between share capital and treasury shares.

Other reserves
This caption includes capital contributions from/distributions to related parties, share-based compensation related charges and distributions as well as Sunrise accumulated losses.

The capital charges in 2023 include distributions of CHF 50.9 million from a change in a service agreement related to technology and innovation services and a capital contribution of CHF 6.1 million related to the Dutch Sunrise Finco's current tax liability (see Note 19). The residual amount is mainly related to distributions recognised in connection with the exercise or vesting of stock-based compensation incentive awards.

The capital charges in 2024 are mainly related to the reorganisation transactions due to the spin-off execution. Sunrise received capital contributions from LG Europe Holding BV of CHF 1,106.2 million. The capital contributions were used for partial repayment of the Sunrise external debt. Further contributions from LG of 25.1 million related to the Dutch Sunrise Finco's current tax liability (see Note 19). The residual amount is mainly related to distributions recognised in connection with the exercise or vesting of stock-based compensation incentive awards.

In May 2025 Sunrise distributed a dividend of CHF 3.33 per Class A Share and CHF 0.33 per Class B Share, totalling CHF 240.4 million, that was paid exclusively from reserves from foreign capital contributions.

The Board of Directors has proposed a dividend of 3.42 per Class A Share and CHF 0.34 per Class B Share for the year ended 31 December 2025, to be distributed exclusively out of reserves from foreign capital contributions. The proposed dividend and the related amount per share are disclosed in these notes but have not been recognised as a liability at the end of the reporting period, as no present obligation existed at that date.

Currency translation reserve
The currency translation reserve is used to record cumulative translation differences on the net assets of foreign operations. The cumulative translation differences will be recycled to the Consolidated Statements of Comprehensive Income or Loss upon disposal of the foreign operations.

Actuarial gains or losses from defined benefit plans
Actuarial gains or losses from defined benefit plans include the pension reserve.